BIOLOGICAL ASSETS (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
Beginning Balance	$ 1,566,822	$ 1,723,342	$ 1,199,519
Increase in biological assets due to capitalized costs	1,057,764	7,315,025	6,792,298
Change in FVLCTS due to biological transformation	686,867	2,816,948	3,355,797
Transferred to inventory upon harvest	(1,588,111)	(10,300,693)	(9,780,792)
Ending Balance	$ 1,723,342	$ 1,554,622	$ 1,566,822